DTR-Q3

Quarterly Report
July 31, 2025
MFS®  Global Alternative
Strategy Fund

Portfolio of Investments
7/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 72.9%
Aerospace & Defense – 1.8%
Axon Enterprise, Inc. (a)	281	$212,293
Boeing Co. (a)	2,239	496,700
CACI International, Inc., “A” (a)	182	83,824
General Dynamics Corp.	121	37,705
General Electric Co.	1,265	342,916
Hexcel Corp.	791	47,389
Howmet Aerospace, Inc.	2,541	456,795
Karman Holdings, Inc. (a)	699	36,138
KBR, Inc.	1,757	82,122
L3Harris Technologies, Inc.	230	63,209
Leidos Holdings, Inc.	398	63,541
Mirion Technologies, Inc. (a)	4,132	92,350
MTU Aero Engines Holding AG	609	261,954
RTX Corp.	2,983	470,031
Singapore Technologies Engineering Ltd.	24,800	166,845
Standard Aero, Inc. (a)	3,210	91,645
Textron, Inc.	4,936	383,873
Thales S.A.	347	93,001
		$3,482,331
Airlines – 0.1%
Alaska Air Group, Inc. (a)	646	$34,212
Delta Air Lines, Inc.	1,082	57,573
Ryanair Holdings PLC, ADR	1,068	66,505
		$158,290
Alcoholic Beverages – 0.8%
Brown-Forman Corp. (l)	812	$23,426
Carlsberg Group	527	65,765
China Resources Beer Holdings Co. Ltd.	31,500	104,536
Davide Campari-Milano N.V. (l)	9,296	64,288
Heineken N.V.	6,317	496,602
Kirin Holdings Co. Ltd.	3,600	47,596
Pernod Ricard S.A.	5,947	611,478
		$1,413,691
Apparel Manufacturers – 0.6%
Burberry Group PLC (a)	1,426	$24,125
Columbia Sportswear Co.	1,029	58,211
Compagnie Financiere Richemont S.A.	1,869	304,147
LVMH Moet Hennessy Louis Vuitton SE	1,075	578,009
PVH Corp.	1,948	143,022
Under Amour, Inc., “C” (a)	5,289	33,321
		$1,140,835
Automotive – 0.7%
ACV Auctions, Inc. (a)	4,040	$57,408
Allison Transmission, Inc.	1,587	142,941
Aptiv PLC (a)	2,218	152,244
Atmus Filtration Technologies, Inc.	1,507	58,637
Carvana Co. (a)	266	103,785
Compagnie Generale des Etablissements Michelin	1,470	52,342
Copart, Inc. (a)	2,370	107,432
Dana, Inc.	2,482	39,514
DENSO Corp.	2,000	27,056
Goodyear Tire & Rubber Co. (a)	3,330	34,232

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – continued
Group 1 Automotive, Inc.	86	$35,445
LKQ Corp.	2,630	77,506
Modine Manufacturing Co. (a)	506	68,087
Niterra Co. Ltd.	2,700	92,812
Stanley Electric Co. Ltd.	2,600	49,054
Suzuki Motor Corp.	5,600	61,398
Visteon Corp.	1,120	124,488
		$1,284,381
Biotechnology – 0.5%
ABSCI Corp. (a)(l)	4,244	$12,011
Adaptive Biotechnologies Corp. (a)	2,628	26,911
Biogen, Inc. (a)	201	25,728
bluebird bio, Inc. (a)(u)	101	0
CG Oncology, Inc. (a)	483	12,891
CSL Ltd.	548	94,900
Exact Sciences Corp. (a)	822	38,593
Gilead Sciences, Inc.	5,820	653,528
Immunocore Holdings PLC, ADR (a)	863	28,280
		$892,842
Broadcasting – 1.2%
Netflix, Inc. (a)	478	$554,193
Nexstar Media Group, Inc.	361	67,547
Nippon Television Holdings, Inc.	3,900	84,875
Omnicom Group, Inc.	1,134	81,705
Spotify Technology S.A. (a)	1,974	1,236,790
TKO Group Holdings, Inc.	1,057	177,586
		$2,202,696
Brokerage & Asset Managers – 3.3%
Ares Management Co.	1,721	$319,297
B3 S.A. - Brasil Bolsa Balcao	135,400	304,191
Bank of New York Mellon Corp.	4,602	466,873
Barclays PLC	40,671	198,118
Bolsa Mexicana de Valores S.A. de C.V.	39,000	83,644
Carlyle Group, Inc.	2,869	174,034
Charles Schwab Corp.	604	59,029
Citigroup, Inc.	15,506	1,452,912
CME Group, Inc.	198	55,099
Deutsche Boerse AG	1,239	358,739
Etoro Group Ltd. (a)	750	44,970
Euronext N.V.	1,104	177,869
Evercore Partners, Inc.	51	15,358
GCM Grosvenor, Inc., “A”	3,717	43,823
KKR & Co., Inc.	4,996	732,314
London Stock Exchange Group PLC	729	88,922
LPL Financial Holdings, Inc.	544	215,277
NASDAQ, Inc.	8,192	788,234
P10, Inc.	8,335	102,520
PJT Partners, Inc.	321	57,337
Raymond James Financial, Inc.	616	102,952
Robinhood Markets, Inc. (a)	811	83,574
StepStone Group, Inc.	1,703	101,090
TMX Group Ltd.	3,888	158,090
TPG, Inc.	810	46,227
WisdomTree Investments, Inc.	5,649	74,962
		$6,305,455

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – 1.7%
Accenture PLC, “A”	2,949	$787,678
Bunzl PLC	1,775	52,837
Cognizant Technology Solutions Corp., “A”	842	60,422
CoStar Group, Inc. (a)	1,436	136,693
ExlService Holdings, Inc. (a)	1,291	56,068
Experian PLC	3,768	198,589
Fidelity National Information Services, Inc.	945	75,042
Fiserv, Inc. (a)	170	23,620
Global Payments, Inc.	678	54,206
GMO Payment Gateway, Inc.	1,000	56,233
HUT 8 Corp. (a)(l)	923	19,595
IMCD Group N.V.	485	53,063
Intertek Group PLC	2,076	134,974
MSCI, Inc.	192	107,781
NCR Atleos Corp. (a)	2,166	66,280
Nomura Research Institute Ltd.	6,400	253,578
NS Solutions Corp. (l)	2,900	68,171
Pluxee N.V.	2,203	44,826
Sodexo	1,844	109,901
TransUnion	3,649	347,348
TriNet Group, Inc.	1,166	79,066
Verisk Analytics, Inc., “A”	1,490	415,278
		$3,201,249
Chemicals – 0.1%
Avient Corp.	1,506	$47,544
BioLife Solutions, Inc. (a)	1,914	40,692
Eastman Chemical Co.	758	55,038
Element Solutions, Inc.	2,530	59,708
		$202,982
Computer Software – 5.9%
ACI Worldwide, Inc. (a)	929	$39,538
Adobe Systems, Inc. (a)	681	243,587
Alkami Technology, Inc. (a)	2,697	60,116
AppLovin Corp. (a)	511	199,648
Atlassian Corp. (a)	263	50,438
Autodesk, Inc. (a)	868	263,099
Cadence Design Systems, Inc. (a)(f)	2,626	957,361
CCC Intelligent Holdings, Inc. (a)	8,027	77,621
Check Point Software Technologies Ltd. (a)	249	46,364
Computer Modelling Group Ltd. (l)	26,655	152,166
Constellation Software, Inc.	100	344,997
CrowdStrike Holdings, Inc. (a)	592	269,105
Dassault Systemes SE	11,296	371,612
Datadog, Inc., “A” (a)	747	104,565
Elastic N.V. (a)	759	63,528
Figma, Inc. (a)	93	10,741
Guidewire Software, Inc. (a)	2,480	561,026
HubSpot, Inc. (a)	48	24,943
JFrog Ltd. (a)	1,851	80,352
Kinaxis, Inc. (a)	1,513	224,548
Microsoft Corp. (f)(s)	7,850	4,187,975
nCino, Inc. (a)	1,159	32,365
Nutanix, Inc. (a)	4,662	350,442
OBIC Co. Ltd.	5,900	211,420
Okta, Inc. (a)	1,226	119,903
OneStream, Inc. (a)	1,966	46,889
Pegasystems, Inc. (l)	1,941	113,956

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
RingCentral, Inc. (a)	5,384	$137,238
Salesforce, Inc.	1,530	395,245
SAP SE	2,640	755,602
SentinelOne, Inc., “A” (a)	2,753	50,490
ServiceTitan, Inc., “A” (a)	224	26,143
Thryv, Inc. (a)	3,229	42,494
Totvs S.A.	18,200	141,744
Tyler Technologies, Inc. (a)	353	206,350
VERTEX, Inc. (a)	1,380	45,775
Wisetech Global Ltd.	2,115	160,223
		$11,169,609
Computer Software - Systems – 3.3%
Amadeus IT Group S.A.	12,961	$1,041,589
Apple, Inc. (f)	14,706	3,052,525
Arista Networks, Inc. (a)	296	36,473
Capgemini	1,298	193,899
CDW Corp.	461	80,389
Cisco Systems, Inc.	1,990	135,479
EPAM Systems, Inc. (a)	168	26,495
Fujitsu Ltd.	3,100	67,401
Hitachi Ltd.	33,900	1,041,451
Insight Enterprises, Inc. (a)	421	49,922
Q2 Holdings, Inc. (a)	818	66,422
Samsung Electronics Co. Ltd.	5,435	277,849
Venture Corp. Ltd.	7,000	69,305
Zebra Technologies Corp., “A” (a)	159	53,904
		$6,193,103
Construction – 1.5%
Allegion PLC	486	$80,637
Breedon Group PLC	14,059	67,324
Builders FirstSource, Inc. (a)	289	36,741
Compagnie de Saint-Gobain S.A.	3,682	419,973
CRH PLC	4,638	442,697
Essex Property Trust, Inc., REIT	552	143,619
Ferguson Enterprises, Inc.	357	79,729
Independence Realty Trust, Inc., REIT	6,558	109,978
James Hardie Industries PLC (a)	3,839	99,584
James Hardie Industries PLC, GDR (a)	2,782	73,302
Knife River Corp. (a)	1,138	93,862
M/I Homes, Inc. (a)	394	47,355
Masco Corp.	2,564	174,685
Mid-America Apartment Communities, Inc., REIT	355	50,563
Mohawk Industries, Inc. (a)	368	42,140
Otis Worldwide Corp.	481	41,217
Pulte Homes, Inc.	793	89,545
QXO, Inc. (a)	1,855	37,211
QXO, Inc. (PIPE) (a)(z)	2,238	44,894
Sherwin-Williams Co.	86	28,456
Smith Douglas Homes Corp. (a)(l)	761	14,337
Stanley Black & Decker, Inc.	589	39,846
Sun Communities, Inc., REIT	434	53,829
Techtronic Industries Co. Ltd.	16,500	198,210
Toll Brothers, Inc.	264	31,247
Vulcan Materials Co.	1,297	356,247
		$2,897,228

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.0%
Colgate-Palmolive Co. (f)	5,158	$432,498
e.l.f. Beauty, Inc. (a)	255	30,903
Estée Lauder Cos., Inc., “A”	180	16,801
Haleon PLC	57,342	270,070
International Flavors & Fragrances, Inc.	624	44,323
Kao Corp.	1,200	54,191
Kenvue, Inc.	15,341	328,911
Kimberly-Clark Corp.	3,688	459,599
Newell Brands, Inc.	10,007	56,139
ODDITY Tech Ltd. (a)	372	26,066
Prestige Consumer Healthcare, Inc. (a)	811	59,974
Scotts Miracle-Gro Co.	3,158	197,880
		$1,977,355
Consumer Services – 0.6%
Adtalem Global Education, Inc. (a)	487	$55,650
Asante, Inc. (l)	8,500	92,424
Booking Holdings, Inc.	123	676,999
Bright Horizons Family Solutions, Inc. (a)	1,055	119,321
Expedia Group, Inc.	147	26,492
Grand Canyon Education, Inc. (a)	251	42,326
Meitec Group Holdings, Inc.	4,000	83,634
Trip.com Group Ltd.	1,850	115,949
		$1,212,795
Containers – 0.4%
Amcor PLC	5,041	$47,134
AptarGroup Inc.	402	63,170
Avery Dennison Corp.	275	46,137
Graphic Packaging Holding Co.	5,323	119,022
Owens Corning	2,558	356,662
Silgan Holdings, Inc.	1,227	57,092
Verallia	2,273	73,305
		$762,522
Electrical Equipment – 1.9%
AMETEK, Inc.	412	$76,158
Amphenol Corp., “A”	1,809	192,677
Emerson Electric Co.	369	53,693
Legrand S.A.	3,253	482,416
Littlefuse, Inc.	263	67,678
Mitsubishi Electric Corp.	28,700	630,242
nVent Electric PLC	2,471	193,776
Schneider Electric SE	6,433	1,675,661
TE Connectivity PLC	530	109,048
TriMas Corp.	1,327	47,414
Vontier Corp.	1,535	63,656
		$3,592,419
Electronics – 5.6%
Advanced Energy Industries, Inc.	930	$129,196
Analog Devices, Inc.	2,012	451,956
Applied Materials, Inc. (f)	3,555	640,113
ASM International N.V.	159	76,957
ASM Pacific Technology Ltd.	9,900	83,519
ASML Holding N.V.	192	133,230
Bel Fuse, Inc.	451	58,648
Broadcom, Inc.	1,254	368,300
Corning, Inc.	1,202	76,014

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Disco, Inc.	100	$29,792
Entegris, Inc.	492	38,602
Flex Ltd. (a)	1,680	83,782
Formfactor, Inc. (a)	3,490	99,151
Lam Research Corp.	1,890	179,248
Monolithic Power Systems, Inc.	262	186,345
nLIGHT, Inc. (a)	1,638	34,414
NVIDIA Corp. (f)	30,977	5,509,879
NXP Semiconductors N.V.	347	74,178
Onto Innovation, Inc. (a)	278	26,340
Plexus Corp. (a)	337	42,967
Silicon Motion Technology Corp., ADR	1,572	120,321
Skyworks Solutions, Inc.	416	28,513
Taiwan Semiconductor Manufacturing Co. Ltd.	24,654	952,340
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,030	973,729
Tokyo Electron Ltd.	500	78,250
TTM Technologies, Inc. (a)	922	43,564
		$10,519,348
Energy - Independent – 1.4%
Antero Resources Corp. (a)	2,515	$87,849
Chord Energy Corp.	305	33,651
ConocoPhillips (s)	3,409	325,014
Diamondback Energy, Inc.	412	61,248
EOG Resources, Inc.	3,430	411,669
Expand Energy Corp.	1,410	147,740
Marathon Petroleum Corp.	945	160,829
Matador Resources Co.	1,720	85,794
Permian Resources Corp.	10,369	146,825
Phillips 66	1,936	239,251
Reliance Industries Ltd.	26,552	419,099
Valero Energy Corp. (s)	1,763	242,077
Viper Energy, Inc.	2,306	86,844
Woodside Energy Group Ltd.	15,450	261,237
		$2,709,127
Energy - Integrated – 0.8%
Aker BP ASA	6,705	$161,024
Chevron Corp.	124	18,803
Eni S.p.A.	5,373	91,137
Exxon Mobil Corp. (f)	4,196	468,441
Galp Energia SGPS S.A., “B”	4,947	94,034
TotalEnergies SE	10,584	628,322
		$1,461,761
Energy - Renewables – 0.2%
Bloom Energy Corp. (a)	980	$36,642
GE Vernova, Inc.	450	297,131
		$333,773
Engineering - Construction – 0.6%
EMCOR Group, Inc.	368	$230,916
Jacobs Solutions, Inc.	696	98,742
Prologis Property Mexico S.A. de C.V., REIT	18,936	71,177
Quanta Services, Inc.	368	149,456
Taisei Corp.	7,400	443,141
TopBuild Corp. (a)	236	87,421
		$1,080,853

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Entertainment – 0.1%
CTS Eventim AG	946	$106,942
Live Nation Entertainment, Inc. (a)	849	125,397
		$232,339
Food & Beverages – 1.8%
Campbell Soup Co.	822	$26,238
Chocoladefabriken Lindt & Sprungli AG	22	323,981
Coca-Cola Europacific Partners PLC	533	51,658
Cranswick PLC	1,191	83,349
General Mills, Inc.	3,184	155,952
Hershey Co.	245	45,602
Ingredion, Inc.	3,517	462,626
Mondelez International, Inc.	385	24,906
Morinaga & Co. Ltd.	5,800	92,695
Nestle S.A.	9,869	860,676
Nestle S.A., ADR	1,803	156,825
Nomad Foods Ltd.	3,356	56,515
Novozymes A/S	792	51,439
PepsiCo, Inc.	1,440	198,605
Pilgrim's Pride Corp.	5,674	268,891
S Foods, Inc.	3,900	68,778
Simply Good Foods Co. (a)	1,150	35,029
Toyo Suisan Kaisha Ltd.	6,300	402,028
Utz Brands, Inc.	2,221	28,940
		$3,394,733
Food & Drug Stores – 0.3%
Albertsons Cos., Inc., “A”	2,680	$51,510
Alimentation Couche-Tard, Inc.	711	36,946
BIM Birlesik Magazalar A.S.	3,606	46,880
Jeronimo Martins, SGPS S.A.	5,470	133,296
JM Holdings Co. Ltd.	4,600	87,679
Paltac Corp.	2,500	71,297
Sundrug Co. Ltd.	3,100	92,137
		$519,745
Forest & Paper Products – 0.1%
International Paper Co.	1,858	$86,843
Suzano Papel e Celulose S.A., ADR	10,419	96,584
		$183,427
Furniture & Appliances – 0.0%
Howden Joinery Group PLC	7,449	$86,570
Gaming & Lodging – 1.0%
Aristocrat Leisure Ltd.	887	$39,560
Brightstar Lottery	4,478	66,453
DraftKings, Inc. (a)	2,680	120,707
Flutter Entertainment PLC (a)	1,413	427,093
Genius Sports Ltd. (a)	8,044	90,495
Hilton Worldwide Holdings, Inc.	144	38,604
Hyatt Hotels Corp.	1,163	163,948
Marriott International, Inc., “A”	1,258	331,898
Sands China Ltd.	36,000	87,317
Sportradar Group AG (a)	1,830	54,113
VICI Properties, Inc., REIT	2,110	68,786
Viking Holdings Ltd. (a)	5,944	349,032
Whitbread PLC	995	40,029
		$1,878,035

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 0.2%
Dollarama, Inc.	1,881	$257,090
Ollie's Bargain Outlet Holdings, Inc. (a)	346	47,274
		$304,364
Health Maintenance Organizations – 0.7%
Centene Corp. (a)	3,290	$85,770
Cigna Group (f)	3,796	1,014,975
Humana, Inc.	285	71,213
UnitedHealth Group, Inc.	241	60,144
		$1,232,102
Insurance – 3.7%
AIA Group Ltd.	58,400	$546,059
American International Group, Inc.	1,126	87,411
Ameriprise Financial, Inc. (f)	2,068	1,071,617
Aon PLC	1,438	511,511
Arthur J. Gallagher & Co.	1,068	306,783
Aspen Insurance Holdings Ltd. (a)	1,091	34,465
Assurant, Inc.	299	56,003
AXIS Capital Holdings Ltd.	458	42,979
Beazley PLC	38,472	453,292
Chubb Ltd.	153	40,704
Corebridge Financial, Inc.	1,829	65,039
Equitable Holdings, Inc.	22,224	1,141,202
Everest Group Ltd.	140	47,012
Hanover Insurance Group, Inc.	657	112,761
Hartford Insurance Group, Inc.	744	92,546
Hiscox Ltd.	4,340	73,833
Kemper Corp.	557	34,306
Lincoln National Corp.	2,602	99,162
Marsh & McLennan Cos., Inc.	1,834	365,333
Progressive Corp.	2,358	570,730
Reinsurance Group of America, Inc.	1,399	269,237
Samsung Fire & Marine Insurance Co. Ltd.	119	37,680
Selective Insurance Group, Inc.	511	39,843
Sompo Holdings, Inc.	1,900	55,682
Steadfast Group Ltd.	21,404	81,377
Stewart Information Services Corp.	535	34,737
Unipol Gruppo S.p.A.	5,579	111,906
Voya Financial, Inc.	778	54,460
Willis Towers Watson PLC	1,644	519,192
		$6,956,862
Interactive Media Services – 2.5%
Alphabet, Inc., “A”	4,544	$871,994
Alphabet, Inc., “C”	3,640	702,010
Meta Platforms, Inc., “A” (f)	3,754	2,903,494
NAVER Corp.	1,141	192,795
		$4,670,293
Leisure & Toys – 0.9%
Brunswick Corp.	2,212	$128,938
Capcom Co. Ltd.	800	20,450
Corsair Gaming, Inc. (a)	3,654	33,105
Electronic Arts, Inc.	346	52,762
Hasbro, Inc.	519	39,008
Mattel, Inc. (a)	1,807	30,737
Patrick Industries, Inc.	901	87,613
Roblox Corp., “A” (a)	2,817	388,154

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – continued
Sony Group Corp.	4,000	$96,803
Take-Two Interactive Software, Inc. (a)	1,101	245,226
Tencent Holdings Ltd.	7,700	539,491
VTech Holdings Ltd.	15,200	112,149
Yamaha Corp.	2,300	16,447
		$1,790,883
Machinery & Tools – 3.1%
AGCO Corp.	566	$66,771
Albany International Corp.	728	39,450
Assa Abloy AB	16,848	554,016
Atlas Copco AB	5,486	83,129
Azbil Corp.	9,100	85,381
Caterpillar, Inc.	79	34,604
Chart Industries, Inc. (a)	105	20,877
CNH Industrial N.V.	9,730	126,101
Crane Co.	470	92,012
Daikin Industries Ltd.	500	61,935
Deere & Co.	334	175,140
Eaton Corp. PLC	736	283,154
ESAB Corp.	337	45,215
Flowserve Corp.	3,724	208,693
GEA Group AG	13,667	984,157
Hayward Holdings, Inc. (a)	3,444	52,969
Illinois Tool Works, Inc. (s)	1,016	260,065
IMI PLC	8,990	263,042
ITT, Inc.	312	53,027
Kadant, Inc.	89	29,617
Nordson Corp.	350	74,973
PACCAR, Inc.	3,678	363,239
Pentair PLC	659	67,350
RB Global, Inc.	392	42,438
RB Global, Inc.	6,205	671,865
Regal Rexnord Corp.	837	127,961
SMC Corp.	100	35,255
Spirax-Sarco Engineering PLC	2,195	183,405
Timken Co.	694	52,806
Toyota Industries Corp.	700	74,705
Trane Technologies PLC	86	37,675
Wabtec Corp.	2,413	463,417
Weir Group PLC	1,842	64,667
		$5,779,111
Major Banks – 2.4%
ABN AMRO Group N.V., GDR	5,405	$155,639
Banco Bradesco S.A., ADR	22,479	62,267
Bank of Ireland Group PLC	39,889	534,038
BNP Paribas S.A.	1,684	153,410
DBS Group Holdings Ltd.	9,440	346,494
Erste Group Bank AG	621	56,783
JPMorgan Chase & Co.	2,394	709,199
Mitsubishi UFJ Financial Group, Inc.	10,300	142,667
Morgan Stanley	3,273	466,272
NatWest Group PLC	117,641	816,602
PNC Financial Services Group, Inc.	286	54,417
Regions Financial Corp.	2,685	68,011
Resona Holdings, Inc.	54,900	498,510
Simmons First National Corp.	1,399	26,819
UBS Group AG	3,631	134,929

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Wells Fargo & Co.	4,515	$364,044
		$4,590,101
Medical & Health Technology & Services – 1.2%
Cencora, Inc.	250	$71,520
Certara, Inc. (a)	2,915	28,684
GeneDX Holdings Corp. (a)	490	49,955
Guardant Health, Inc. (a)	562	23,031
HealthEquity, Inc. (a)	389	37,733
ICON PLC (a)	429	72,582
Labcorp Holdings, Inc.	211	54,877
M3, Inc.	15,200	188,283
McKesson Corp. (f)	1,679	1,164,454
Omega Healthcare Investors, Inc., REIT	3,454	134,361
Option Care Health, Inc. (a)	1,560	45,786
Schrodinger, Inc. (a)	2,913	59,221
Tempus AI, Inc. (a)(l)	245	13,864
Universal Health Services, Inc.	1,122	186,757
Veeva Systems, Inc. (a)	404	114,817
Ventas, Inc., REIT	799	53,677
		$2,299,602
Medical Equipment – 2.1%
Abbott Laboratories	1,117	$140,954
Agilent Technologies, Inc.	1,623	186,337
Align Technology, Inc. (a)	376	48,508
Avantor, Inc. (a)	2,481	33,345
Becton, Dickinson and Co.	1,692	301,599
Bio-Techne Corp.	4,734	259,092
Boston Scientific Corp. (a)	2,239	234,916
Caris Life Sciences, Inc. (a)	895	25,132
Ceribell, Inc. (a)	1,011	14,558
Concentra Group Holdings, Inc.	2,483	49,585
ConvaTec Group PLC	20,507	63,077
DexCom, Inc. (a)	1,323	106,859
Eiken Chemical Co. Ltd. (l)	6,500	102,526
Envista Holdings Corp. (a)	2,304	43,522
EssilorLuxottica	1,624	481,729
Fractyl Health, Inc. (a)	1,814	3,338
GE Healthcare Technologies, Inc.	455	32,451
Gerresheimer AG	1,949	96,486
Globus Medical, Inc. (a)	1,654	87,050
iRhythm Technologies, Inc. (a)	268	37,568
Lantheus Holdings, Inc. (a)	904	64,356
Masimo Corp. (a)	1,216	187,009
Medtronic PLC	586	52,881
Metsera, Inc. (a)(l)	395	13,031
Natera, Inc. (a)	1,114	148,897
Outset Medical, Inc. (a)(l)	1,165	18,710
PROCEPT BioRobotics Corp. (a)	523	25,371
QIAGEN N.V. (l)	1,403	69,226
QIAGEN N.V.	6,257	312,751
Revvity, Inc.	379	33,314
Shimadzu Corp.	9,400	208,054
Smith & Nephew PLC	7,685	117,682
STERIS PLC	360	81,536
Teleflex, Inc.	201	24,019
Terumo Corp.	2,500	42,269
Thermo Fisher Scientific, Inc.	431	201,570

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
UFP Technologies, Inc. (a)	282	$63,842
Waters Corp. (a)	148	42,736
		$4,055,886
Metals & Mining – 0.2%
Glencore PLC	55,693	$223,455
Mitsui & Co. Ltd.	3,700	75,476
Nucor Corp.	271	38,772
		$337,703
Natural Gas - Distribution – 0.3%
Atmos Energy Corp.	316	$49,271
Brookfield Infrastructure Corp.	924	36,073
China Resources Gas Group Ltd.	8,800	22,218
DCC PLC	1,775	111,283
Italgas S.p.A.	24,090	199,550
MDU Resources Group, Inc.	1,375	23,719
New Jersey Resources Corp.	1,001	45,956
ONE Gas, Inc.	699	50,817
Spire, Inc.	613	45,650
UGI Corp.	1,410	51,014
		$635,551
Natural Gas - Pipeline – 0.3%
APA Group	17,841	$95,868
Cheniere Energy, Inc.	1,443	340,375
Plains GP Holdings LP	5,920	116,032
Targa Resources Corp.	467	77,713
		$629,988
Network & Telecom – 0.5%
Fortinet, Inc. (a)	3,597	$359,340
Qualcomm, Inc.	4,296	630,481
		$989,821
Oil Services – 0.3%
Expro Group Holdings N.V. (a)	3,905	$42,096
Halliburton Co.	1,044	23,386
JGC Holdings Corp.	6,700	59,696
TechnipFMC PLC	10,350	376,429
Tenaris S.A., ADR	2,887	100,872
		$602,479
Other Banks & Diversified Financials – 3.7%
AIB Group PLC	60,289	$473,783
Air Lease Corp.	959	53,129
American Express Co. (f)	1,550	463,930
Atlantic Union Bankshares Corp.	1,139	36,106
Banc of California, Inc.	2,156	31,305
CaixaBank S.A.	58,830	553,879
Cathay General Bancorp, Inc.	1,321	59,736
Chiba Bank Ltd. (l)	37,200	346,868
Columbia Banking System, Inc.	3,710	88,298
Credicorp Ltd.	1,542	365,454
CVB Financial Corp.	2,212	41,342
East West Bancorp, Inc.	1,136	113,884
Eastern Bankshares, Inc.	3,084	47,648
Element Fleet Management Corp.	1,756	45,674
Fifth Third Bancorp	1,022	42,485

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
First Hawaiian, Inc.	2,663	$64,578
First Interstate BancSystem, Inc.	2,030	58,444
Hancock Whitney Corp.	1,037	61,930
HDFC Bank Ltd.	4,551	104,522
HDFC Bank Ltd., ADR	5,461	419,241
Herc Holdings, Inc.	241	28,151
M&T Bank Corp.	448	84,538
Mastercard, Inc., “A”	1,576	892,757
Metropolitan Bank & Trust Co.	104,557	132,998
Moody's Corp.	70	36,101
Northern Trust Corp.	3,702	481,260
Pacific Premier Bancorp, Inc.	3,218	69,734
Popular, Inc.	1,942	222,514
Prosperity Bancshares, Inc.	1,497	99,730
Riot Platforms, Inc. (a)	2,439	32,707
Shizuoka Financial Group, Inc.	7,200	84,807
SLM Corp.	3,302	105,004
Synchrony Financial	15,050	1,048,533
Texas Capital Bancshares, Inc. (a)	595	49,962
UMB Financial Corp.	459	50,485
United Community Bank, Inc.	1,759	53,650
		$6,945,167
Pharmaceuticals – 2.6%
AbbVie, Inc.	1,380	$260,848
ACADIA Pharmaceuticals, Inc. (a)	1,551	36,960
Amicus Therapeutics, Inc. (a)	6,638	39,762
Annexon, Inc. (a)(l)	1,896	4,551
Ascendis Pharma, ADR (a)	1,214	210,629
AstraZeneca PLC	2,583	376,737
Bristol-Myers Squibb Co.	7,433	321,923
Collegium Pharmaceutical, Inc. (a)	1,456	43,476
Cytokinetics, Inc. (a)	839	31,580
Daiichi Sankyo Co. Ltd.	11,200	274,511
Harmony Biosciences Holdings (a)	1,171	41,196
Incyte Corp. (a)	7,915	592,754
Ionis Pharmaceuticals, Inc. (a)	957	41,132
Johnson & Johnson (s)	4,276	704,428
Kymera Therapeutics, Inc. (a)	730	31,938
Legend Biotech Corp., ADR (a)	807	31,530
Ligand Pharmaceuticals, Inc. (a)	831	109,343
Merck & Co., Inc.	3,701	289,122
Merck KGaA	539	67,846
Neurocrine Biosciences, Inc. (a)	313	40,136
Novo Nordisk A.S., “B”	2,319	107,041
Organon & Co.	12,089	117,263
Pfizer, Inc.	5,194	120,968
Roche Holding AG	2,271	712,580
Sanofi	1,013	92,051
Suzuken Co. Ltd./Aichi Japan	2,500	94,151
Ultragenyx Pharmaceutical, Inc. (a)	1,057	28,877
Vertex Pharmaceuticals, Inc. (a)	62	28,326
		$4,851,659
Pollution Control – 0.1%
GFL Environmental, Inc.	2,146	$108,030

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Precious Metals & Minerals – 1.0%
Agnico Eagle Mines Ltd.	1,937	$240,461
Agnico Eagle Mines Ltd.	1,466	182,312
Franco-Nevada Corp.	6,467	1,030,165
Wheaton Precious Metals Corp.	4,961	453,708
		$1,906,646
Printing & Publishing – 0.0%
Wolters Kluwer N.V.	531	$82,608
Railroad & Shipping – 0.3%
CSX Corp.	4,701	$167,074
Sankyu, Inc. (l)	2,100	122,978
Union Pacific Corp.	986	218,862
		$508,914
Real Estate – 0.8%
Brixmor Property Group, Inc., REIT	10,420	$272,275
CapitaLand Integrated Commercial Trust, REIT	1,430	2,416
CapitaLand Investment Ltd.	50,100	106,578
CBRE Group, Inc., “A” (a)	1,248	194,364
Cushman & Wakefield PLC (a)	2,717	33,120
DigitalBridge Group, Inc., REIT	4,106	44,098
Essential Properties Realty Trust, REIT	1,852	56,468
Four Corners Property Trust, Inc., REIT	1,580	39,879
Jones Lang LaSalle, Inc. (a)	1,951	527,472
LEG Immobilien SE	409	32,590
PennyMac Financial Services, Inc.	424	39,491
Phillips Edison & Co., REIT	1,455	49,165
Urban Edge Properties, REIT	1,917	37,803
W.P. Carey, Inc., REIT	932	59,797
		$1,495,516
Real Estate - Office – 0.1%
Cousins Properties, Inc., REIT	6,350	$172,085
Douglas Emmett, Inc., REIT	2,234	33,867
		$205,952
Real Estate - Storage – 0.3%
Extra Space Storage, Inc., REIT	481	$64,627
Prologis, Inc., REIT	3,444	367,750
Rexford Industrial Realty, Inc., REIT	2,160	78,905
SmartStop Self Storage REIT (l)	1,295	43,875
STAG Industrial, Inc., REIT	813	27,910
Terreno Realty Corp., REIT	1,326	73,580
		$656,647
Restaurants – 0.8%
Aramark	17,005	$723,733
Chefs' Warehouse, Inc. (a)	1,353	92,762
Darden Restaurants, Inc.	205	41,342
Greggs PLC	3,755	78,353
Starbucks Corp.	1,428	127,320
SYSCO Corp.	707	56,277
U.S. Foods Holding Corp. (a)	2,657	221,408
Wingstop, Inc.	529	199,613
		$1,540,808

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.1%
Air Products & Chemicals, Inc.	118	$33,970
Akzo Nobel N.V.	710	44,372
Ashland, Inc.	1,521	78,423
Axalta Coating Systems Ltd. (a)	1,076	30,472
Chemours Co.	1,871	22,414
Corteva, Inc.	1,989	143,466
Croda International PLC	3,260	112,455
DuPont de Nemours, Inc.	871	62,625
Linde PLC	2,318	1,066,883
Quaker Chemical Corp.	355	40,619
Shin-Etsu Chemical Co. Ltd.	2,500	72,123
Sika AG	678	159,898
Symrise AG	1,434	130,100
		$1,997,820
Specialty Stores – 2.8%
Amazon.com, Inc. (a)(f)	11,025	$2,581,063
AutoZone, Inc. (a)	80	301,471
BJ's Wholesale Club Holdings, Inc. (a)	1,398	148,048
Burlington Stores, Inc. (a)	365	99,630
Coupang, Inc. (a)	4,185	123,165
Home Depot, Inc.	161	59,169
Lowe's Cos., Inc.	1,746	390,353
NEXT PLC	345	55,997
O'Reilly Automotive, Inc. (a)	11,316	1,112,589
Pan Pacific International Holdings Corp.	3,100	103,858
Pet Valu Holdings Ltd.	1,359	32,886
Ross Stores, Inc.	420	57,347
Target Corp.	1,766	177,483
TJX Cos., Inc.	268	33,374
ZOZO, Inc. (l)	10,300	102,112
		$5,378,545
Telecom - Infrastructure – 0.2%
American Tower Corp., REIT	246	$51,264
Cellnex Telecom S.A.	4,177	146,560
Infrastrutture Wireless Italiane S.p.A.	8,885	105,046
SBA Communications Corp., REIT	69	15,506
		$318,376
Telecom Services – 0.3%
Advanced Info Service Public Co. Ltd.	5,700	$50,756
AT&T, Inc.	5,565	152,536
Etihad Etisalat Co.	6,616	107,941
Hellenic Telecommunications Organization S.A.	785	14,244
KDDI Corp.	5,700	93,560
Koninklijke KPN N.V.	13,024	58,263
		$477,300
Tobacco – 0.8%
Altria Group, Inc. (f)	15,220	$942,727
British American Tobacco PLC	3,048	163,160
Philip Morris International, Inc.	2,293	376,167
		$1,482,054
Trucking – 0.2%
J.B. Hunt Transport Services, Inc.	380	$54,739
Knight-Swift Transportation Holdings, Inc.	1,724	73,270
RXO, Inc. (a)	1,359	20,996

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – continued
Seino Holdings Co. Ltd.	5,800	$88,354
SG Holdings Co. Ltd.	3,900	43,329
XPO, Inc. (a)	389	46,793
Yamato Holdings Co. Ltd. (l)	2,700	39,092
		$366,573
Utilities - Electric Power – 2.1%
Alliant Energy Corp.	1,536	$99,855
CenterPoint Energy, Inc.	1,693	65,722
CLP Holdings Ltd.	3,500	30,385
CMS Energy Corp.	1,028	75,867
Dominion Energy, Inc. (f)	7,000	409,150
DTE Energy Co.	2,194	303,672
Duke Energy Corp. (f)	3,714	451,771
E.ON SE	3,517	64,037
Edison International	7,186	374,534
Evergy, Inc.	535	37,878
National Grid PLC	8,191	115,065
NorthWestern Corp.	1,059	56,868
NRG Energy, Inc.	3,519	588,377
PG&E Corp.	26,537	372,049
Pinnacle West Capital Corp.	647	58,631
Portland General Electric Co.	1,448	59,542
PPL Corp.	702	25,054
Public Service Enterprise Group, Inc.	963	86,468
Sempra Energy	680	55,542
Southern Co.	5,028	475,046
Vistra Corp.	1,127	235,025
		$4,040,538
Total Common Stocks		$137,727,393
Bonds – 19.6%
Aerospace & Defense – 0.4%
Boeing Co., 2.196%, 2/04/2026	$75,000	$74,005
Boeing Co., 5.15%, 5/01/2030	60,000	60,952
Boeing Co., 5.805%, 5/01/2050	267,000	257,679
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	41,000	42,147
L3 Harris Technologies, Inc., 5.4%, 1/15/2027	39,000	39,481
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	211,000	216,560
		$690,824
Asset-Backed & Securitized – 0.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.109%, 11/15/2054 (i)	$971,956	$37,035
ACREC 2021-FL1 Ltd., “A”, FLR, 5.614% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	36,791	36,685
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	88,707	88,641
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 6.092% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	115,000	115,049
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	16,568	16,589
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.233%, 7/15/2054 (i)	1,182,961	61,002
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	87,625	87,522
KREF 2018-FT1 Ltd., “A”, FLR, 5.528% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	48,803	48,533
KREF 2018-FT1 Ltd., “AS”, FLR, 5.758% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	100,000	99,278
MF1 2024-FL5 LLC, “A”, FLR, 6.038% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	100,000	100,012
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	76,910	76,248
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	66,022	66,436
Provident Funding Mortgage Trust, 2025-3, “A4”, 5.5%, 8/25/2055 (n)	128,549	128,188
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	24,071	24,156
		$985,374

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 0.2%
Cummins, Inc., 5.45%, 2/20/2054	$50,000	$48,422
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026	200,000	202,262
Ford Motor Credit Co. LLC, 3.25%, 2/12/2032	39,000	33,041
Hyundai Capital America, 6.375%, 4/08/2030 (n)	155,000	164,450
		$448,175
Broadcasting – 0.2%
Walt Disney Co., 3.5%, 5/13/2040	$195,000	$159,388
Walt Disney Co., 3.8%, 5/13/2060	150,000	108,837
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	137,000	128,611
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	79,000	73,734
		$470,570
Brokerage & Asset Managers – 0.6%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	$106,000	$109,560
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	98,000	105,758
Citadel Securities Global Holdings LLC, 5.5%, 6/18/2030 (n)	250,000	252,183
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	120,000	119,283
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	141,000	134,814
LPL Holdings, Inc., 5.65%, 3/15/2035	161,000	161,542
LSEGA Financing PLC, 2%, 4/06/2028 (n)	200,000	187,599
		$1,070,739
Building – 0.3%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$221,000	$218,189
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)	149,000	149,510
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	69,000	69,715
Vulcan Materials Co., 3.5%, 6/01/2030	42,000	39,973
Vulcan Materials Co., 4.5%, 6/15/2047	94,000	79,020
Vulcan Materials Co., 5.7%, 12/01/2054	93,000	91,973
		$648,380
Business Services – 0.4%
Accenture Capital, Inc., 4.25%, 10/04/2031	$110,000	$108,323
Accenture Capital, Inc., 4.5%, 10/04/2034	57,000	55,159
Fiserv, Inc., 4.4%, 7/01/2049	243,000	194,090
Mastercard, Inc., 4.35%, 1/15/2032	93,000	92,108
Mastercard, Inc., 3.85%, 3/26/2050	102,000	79,365
Paychex, Inc., 5.1%, 4/15/2030	34,000	34,737
Paychex, Inc., 5.35%, 4/15/2032	89,000	91,228
Visa, Inc., 2%, 8/15/2050	92,000	49,342
		$704,352
Cable TV – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029	$146,000	$152,301
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	235,000	199,272
Comcast Corp., 5.35%, 5/15/2053	179,000	164,288
Videotron Ltd., 3.625%, 6/15/2029 (n)	163,000	155,376
Videotron Ltd., 5.7%, 1/15/2035 (n)	190,000	190,660
		$861,897
Computer Software – 0.2%
Microsoft Corp., 2.525%, 6/01/2050	$180,000	$110,728
Microsoft Corp., 2.5%, 9/15/2050	113,000	68,235
Oracle Corp., 4%, 7/15/2046	121,000	92,417
Oracle Corp., 5.55%, 2/06/2053	65,000	60,052
		$331,432

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.1%
Apple, Inc., 1.7%, 8/05/2031 (f)	$155,000	$134,090
Apple, Inc., 2.65%, 5/11/2050	229,000	142,497
		$276,587
Conglomerates – 0.4%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$143,000	$146,143
Regal Rexnord Corp., 6.05%, 4/15/2028	91,000	93,744
Regal Rexnord Corp., 6.3%, 2/15/2030	208,000	217,733
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	186,000	186,975
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	50,000	51,695
		$696,290
Consumer Products – 0.3%
Haleon US Capital LLC, 3.625%, 3/24/2032	$250,000	$233,843
Kenvue, Inc., 5.1%, 3/22/2043	71,000	67,822
Kenvue, Inc., 5.05%, 3/22/2053	38,000	34,856
L'Oréal S.A., 5%, 5/20/2035 (n)	200,000	201,732
Mattel, Inc., 3.75%, 4/01/2029 (n)	77,000	73,724
		$611,977
Consumer Services – 0.2%
Booking Holdings, Inc., 3.55%, 3/15/2028	$83,000	$81,404
CBRE Group, Inc., 5.95%, 8/15/2034	97,000	102,205
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	200,000	200,851
		$384,460
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$109,000	$112,088
Electronics – 0.2%
Analog Devices, Inc., 5.05%, 4/01/2034	$110,000	$112,010
Broadcom, Inc., 5.05%, 7/12/2029	90,000	91,859
Broadcom, Inc., 5.2%, 7/15/2035	93,000	93,440
Intel Corp., 5.7%, 2/10/2053	49,000	44,116
Lam Research Corp., 4.875%, 3/15/2049	92,000	83,665
		$425,090
Emerging Market Sovereign – 0.2%
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)	$200,000	$203,487
United Mexican States, 5.85%, 7/02/2032	200,000	201,200
		$404,687
Energy - Independent – 0.3%
Occidental Petroleum Corp., 6.125%, 1/01/2031	$89,000	$92,039
Occidental Petroleum Corp., 4.4%, 4/15/2046	63,000	46,446
Pioneer Natural Resources Co., 1.9%, 8/15/2030	177,000	156,747
Pioneer Natural Resources Co., 2.15%, 1/15/2031	72,000	63,713
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	133,000	144,659
		$503,604
Energy - Integrated – 0.1%
BP Capital Markets America, Inc., 3.001%, 3/17/2052	$176,000	$110,658
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$109,000	$108,559
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	143,000	144,027
		$252,586

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 0.4%
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	$197,000	$192,070
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	115,000	109,079
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)	186,000	185,844
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	200,000	203,772
		$690,765
Food & Beverages – 1.0%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$263,000	$258,552
Bacardi Ltd., 5.15%, 5/15/2038 (n)	314,000	291,485
Constellation Brands, Inc., 4.1%, 2/15/2048	169,000	130,719
Flowers Foods, Inc., 5.75%, 3/15/2035	134,000	136,440
Flowers Foods, Inc., 6.2%, 3/15/2055	31,000	30,307
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	68,000	64,402
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	79,000	73,486
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032	35,000	32,009
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052	56,000	57,234
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 7.25%, 11/15/2053	66,000	73,171
Kraft Heinz Foods Co., 4.875%, 10/01/2049	90,000	75,244
Kraft Heinz Foods Co., 5.5%, 6/01/2050	77,000	69,609
Mars, Inc., 4.55%, 4/20/2028 (n)	40,000	40,205
Mars, Inc., 4.75%, 4/20/2033 (n)	184,000	182,105
Mars, Inc., 3.95%, 4/01/2049 (n)	59,000	46,318
Mars, Inc., 5.7%, 5/01/2055 (n)	147,000	145,052
SYSCO Corp., 4.45%, 3/15/2048	179,000	148,595
		$1,854,933
Gaming & Lodging – 0.4%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$200,000	$205,684
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	200,000	201,319
Las Vegas Sands Corp., 5.9%, 6/01/2027	31,000	31,517
Las Vegas Sands Corp., 6.2%, 8/15/2034	66,000	67,675
Marriott International, Inc., 2.85%, 4/15/2031	28,000	25,382
Marriott International, Inc., 3.5%, 10/15/2032	95,000	86,307
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	84,000	83,307
		$701,191
Industrial – 0.1%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$93,000	$94,949
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	234,000	135,573
		$230,522
Insurance – 0.4%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$115,000	$108,080
Corebridge Financial, Inc., 4.35%, 4/05/2042	240,000	200,876
Lincoln National Corp., 5.852%, 3/15/2034	107,000	109,546
MetLife, Inc., 5.3%, 12/15/2034	64,000	65,452
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)	194,000	202,358
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	150,000	143,548
		$829,860
Insurance - Health – 0.3%
Elevance Health, Inc., 5.65%, 6/15/2054	$66,000	$62,492
Humana, Inc., 5.375%, 4/15/2031	83,000	84,664
Humana, Inc., 5.55%, 5/01/2035	38,000	38,064
Humana, Inc., 4.95%, 10/01/2044	46,000	39,815
UnitedHealth Group, Inc., 5.3%, 2/15/2030	60,000	61,725
UnitedHealth Group, Inc., 2.3%, 5/15/2031	109,000	95,838
UnitedHealth Group, Inc., 5.5%, 7/15/2044	65,000	62,745

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – continued
UnitedHealth Group, Inc., 5.875%, 2/15/2053	$80,000	$78,943
		$524,286
Insurance - Property & Casualty – 0.6%
American International Group, Inc., 4.85%, 5/07/2030	$108,000	$109,423
American International Group, Inc., 5.125%, 3/27/2033	146,000	147,789
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	115,000	125,467
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	99,000	108,083
Brown & Brown, Inc., 5.25%, 6/23/2032	21,000	21,241
Brown & Brown, Inc., 6.25%, 6/23/2055	26,000	26,640
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	84,000	77,627
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	63,000	64,415
Fairfax Financial Holdings Ltd., 6.5%, 5/20/2055 (n)	100,000	101,700
Marsh & McLennan Cos., Inc., 2.9%, 12/15/2051	83,000	51,578
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	160,000	161,898
Marsh & McLennan Cos., Inc., 4.9%, 3/15/2049	35,000	31,304
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	95,000	90,626
		$1,117,791
International Market Quasi-Sovereign – 0.2%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$200,000	$207,992
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	200,000	174,962
		$382,954
International Market Sovereign – 0.1%
Government of Bermuda, 5%, 7/15/2032 (n)	$200,000	$198,146
Machinery & Tools – 0.3%
AGCO Corp., 5.8%, 3/21/2034	$71,000	$72,361
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	200,000	202,141
CNH Industrial Capital LLC, 5.5%, 1/12/2029	95,000	97,728
CNH Industrial N.V., 3.85%, 11/15/2027	147,000	145,277
		$517,507
Major Banks – 3.7%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$86,000	$85,819
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	168,000	164,051
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	210,000	218,167
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	286,000	256,452
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	100,000	105,347
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035	82,000	82,148
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	200,000	148,161
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	250,000	245,879
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	150,000	152,223
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029	150,000	152,499
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031 (w)	150,000	150,248
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	184,000	183,859
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	195,000	192,333
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031	200,000	202,766
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	96,000	97,740
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.337%) to 2/01/2028	105,000	103,871
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	283,000	293,366
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	295,000	259,355
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	118,000	120,642
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	185,000	182,953
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	200,000	192,949
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	400,000	349,980
Morgan Stanley, 3.125%, 7/27/2026	82,000	80,973
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	98,000	100,592

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	$169,000	$161,875
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	164,000	167,954
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	250,000	220,933
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	263,000	254,295
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	53,000	53,616
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	93,000	96,493
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	140,000	143,567
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	200,000	171,486
Toronto-Dominion Bank, 4.108%, 6/08/2027	82,000	81,634
Toronto-Dominion Bank, 4.693%, 9/15/2027	94,000	94,568
UBS Group AG, 5.617%, 9/13/2030 (n)	200,000	207,007
UBS Group AG, 5.58%, 5/09/2036 (n)	365,000	371,753
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	200,000	147,119
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)(w)	200,000	200,000
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	350,000	348,750
Wells Fargo & Co., 4.54% to 8/15/2025, FLR (SOFR - 1 day + 1.56%) to 8/15/2026	50,000	49,989
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	59,000	60,751
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031	60,000	61,429
Wells Fargo & Co., 5.389% to 4/24/2033, FLR (SOFR - 1 day + 2.02%) to 4/24/2034	60,000	61,389
		$7,076,981
Medical & Health Technology & Services – 0.3%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$200,000	$195,621
ICON Investments Six DAC, 5.809%, 5/08/2027	200,000	203,309
Marin General Hospital, 7.242%, 8/01/2045	59,000	64,866
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	61,000	62,592
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	57,000	40,940
		$567,328
Medical Equipment – 0.1%
Danaher Corp., 2.6%, 10/01/2050	$107,000	$64,356
Stryker Corp., 4.625%, 9/11/2034	171,000	167,197
		$231,553
Metals & Mining – 0.1%
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	$69,000	$70,043
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032	45,000	45,702
Rio Tinto Finance (USA) PLC, 5.75%, 3/14/2055	54,000	54,017
Vale Overseas Ltd., 6.4%, 6/28/2054	42,000	41,246
		$211,008
Midstream – 0.6%
Cheniere Energy Partners LP, 5.55%, 10/30/2035 (n)	$123,000	$123,620
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	22,000	22,234
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	108,000	111,186
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	52,000	53,703
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	153,000	146,473
Enbridge, Inc., 5.95%, 4/05/2054	72,000	71,318
Energy Transfer LP, 4%, 10/01/2027	77,000	76,240
Energy Transfer LP, 5.95%, 5/15/2054	43,000	40,645
Enterprise Products Operating LLC, 4.85%, 1/31/2034	164,000	162,515
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	88,376	85,381
Plains All American Pipeline LP, 5.95%, 6/15/2035	197,000	202,176
Targa Resources Corp., 4.95%, 4/15/2052	138,000	114,413
		$1,209,904

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.1%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$60,000	$51,831
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 6.195%, 6/01/2040	90,000	91,936
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	100,000	103,072
		$246,839
Natural Gas - Distribution – 0.1%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$127,000	$132,164
Natural Gas - Pipeline – 0.1%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$43,000	$41,279
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	81,000	77,888
		$119,167
Network & Telecom – 0.2%
NTT Finance Corp., 5.171%, 7/16/2032 (n)	$200,000	$201,726
NTT Finance Corp., 5.502%, 7/16/2035 (n)	200,000	203,100
		$404,826
Oils – 0.2%
Marathon Petroleum Corp., 5.7%, 3/01/2035	$94,000	$95,372
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (n)	200,000	196,700
		$292,072
Other Banks & Diversified Financials – 0.5%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$200,000	$211,073
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	200,000	219,870
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	200,000	224,974
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028	64,000	63,815
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	87,000	94,165
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	77,000	75,903
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	76,000	82,037
Truist Financial Corp., 5.153% to 8/05/2031, FLR (SOFR - 1 day + 1.571%) to 8/05/2032	28,000	28,478
		$1,000,315
Pharmaceuticals – 0.3%
AbbVie, Inc., 5.35%, 3/15/2044	$90,000	$87,914
AbbVie, Inc., 5.4%, 3/15/2054	67,000	64,562
Biogen, Inc., 5.05%, 1/15/2031	78,000	79,058
Eli Lilly & Co., 4.7%, 2/09/2034	146,000	145,427
Eli Lilly & Co., 5.5%, 2/12/2055	24,000	23,887
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	45,000	42,019
Pfizer, Inc., 2.55%, 5/28/2040	58,000	41,247
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	140,000	147,036
		$631,150
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$140,000	$145,111
Railroad & Shipping – 0.2%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$116,000	$108,290
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	61,000	59,550
Canadian Pacific Railway Co., 3.1%, 12/02/2051	197,000	128,662
		$296,502
Real Estate - Apartment – 0.1%
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	$244,000	$242,230

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.2%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$81,000	$80,566
Boston Properties LP, REIT, 2.75%, 10/01/2026	127,000	124,235
Corporate Office Property LP, REIT, 2%, 1/15/2029	161,000	147,007
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	65,000	57,591
		$409,399
Real Estate - Other – 0.1%
EPR Properties, REIT, 3.6%, 11/15/2031	$33,000	$29,804
Prologis LP, REIT, 5.125%, 1/15/2034	99,000	100,073
		$129,877
Real Estate - Retail – 0.2%
NNN REIT, Inc., 5.6%, 10/15/2033	$85,000	$87,728
Realty Income Corp., REIT, 5.375%, 9/01/2054	132,000	125,698
STORE Capital Corp., REIT, 4.625%, 3/15/2029	117,000	115,148
STORE Capital Corp., REIT, 2.75%, 11/18/2030	145,000	128,761
		$457,335
Retailers – 0.2%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$90,000	$65,462
Amazon.com, Inc., 3.6%, 4/13/2032	102,000	97,341
Home Depot, Inc., 4.85%, 6/25/2031	27,000	27,537
Home Depot, Inc., 3.9%, 6/15/2047	212,000	165,636
		$355,976
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$29,000	$28,804
International Flavors & Fragrances, Inc., 5%, 9/26/2048	99,000	84,524
		$113,328
Specialty Stores – 0.1%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$130,000	$92,756
Supermarkets – 0.1%
Kroger Co., 5%, 9/15/2034	$70,000	$69,244
Kroger Co., 5.5%, 9/15/2054	78,000	73,604
		$142,848
Telecommunications - Wireless – 0.5%
American Tower Corp., 5.2%, 2/15/2029	$90,000	$91,813
American Tower Corp., 5.45%, 2/15/2034	115,000	117,754
American Tower Corp., 3.7%, 10/15/2049	101,000	73,280
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	200,000	156,034
Crown Castle, Inc., REIT, 3.7%, 6/15/2026	100,000	99,175
Rogers Communications, Inc., 4.5%, 3/15/2042	150,000	128,513
Rogers Communications, Inc., 4.55%, 3/15/2052	20,000	16,223
T-Mobile USA, Inc., 5.05%, 7/15/2033	184,000	184,286
Vodafone Group PLC, 5.625%, 2/10/2053	153,000	144,600
		$1,011,678
Tobacco – 0.1%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$112,000	$120,069
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)	150,000	153,959
		$274,028
Transportation - Services – 0.1%
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	$133,000	$139,697
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	100,000	100,860
		$240,557

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 0.3%
U.S. Treasury Bonds, 5%, 5/15/2045 (f)	$175,000	$177,570
U.S. Treasury Bonds, 4.75%, 5/15/2055	35,000	34,234
U.S. Treasury Bonds, 4.625%, 11/15/2044 (f)	34,000	32,890
U.S. Treasury Bonds, 4.75%, 2/15/2045 (f)	254,000	249,674
U.S. Treasury Notes, 3.875%, 5/31/2027 (f)	79,000	78,864
U.S. Treasury Notes, 3.75%, 5/15/2028 (f)	65,000	64,767
		$637,999
Utilities - Electric Power – 1.8%
AEP Transmission Co. LLC, 5.375%, 6/15/2035	$62,000	$63,013
AEP Transmission Co. LLC, 5.4%, 3/15/2053	133,000	127,768
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	35,000	35,186
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	95,000	83,567
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	65,000	61,380
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	21,000	17,596
DTE Energy Co., 4.95%, 7/01/2027	73,000	73,660
Duke Energy Carolinas LLC, 2.85%, 3/15/2032	64,000	57,268
Duke Energy Florida LLC, 3.4%, 10/01/2046	85,000	60,686
Duke Energy Florida LLC, 6.2%, 11/15/2053	104,000	110,833
Enel Finance International N.V., 2.5%, 7/12/2031 (n)	200,000	176,179
Enel Finance International N.V., 5.5%, 6/15/2052 (n)	400,000	371,696
Eversource Energy, 5.5%, 1/01/2034	114,000	115,954
FirstEnergy Corp., 2.65%, 3/01/2030	162,000	148,591
Florida Power & Light Co., 3.95%, 3/01/2048	204,000	161,443
Georgia Power Co., 4.7%, 5/15/2032	128,000	128,123
Georgia Power Co., 5.125%, 5/15/2052	86,000	80,015
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	187,000	163,961
Jersey Central Power & Light Co., 5.1%, 1/15/2035	68,000	67,720
MidAmerican Energy Co., 5.85%, 9/15/2054	91,000	92,904
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	149,000	128,920
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035	99,000	99,520
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)	147,000	149,894
Pacific Gas & Electric Co., 6.1%, 1/15/2029	51,000	52,746
Pacific Gas & Electric Co., 2.5%, 2/01/2031	94,000	82,067
Pacific Gas & Electric Co., 4%, 12/01/2046	75,000	54,348
PPL Electric Utilities Corp., 4.85%, 2/15/2034	148,000	147,149
PSEG Power LLC, 5.2%, 5/15/2030 (n)	125,000	127,719
PSEG Power LLC, 5.75%, 5/15/2035 (n)	68,000	70,033
Public Service Electric & Gas Co., 5.5%, 3/01/2055	48,000	47,289
Southern California Edison Co., 5.45%, 3/01/2035	24,000	23,906
Southern California Edison Co., 4.5%, 9/01/2040	50,000	42,923
Xcel Energy, Inc., 4.6%, 6/01/2032	101,000	98,601
Xcel Energy, Inc., 5.5%, 3/15/2034	56,000	56,858
		$3,379,516
Total Bonds		$37,090,172
Convertible Preferred Stocks – 0.0%
Aerospace & Defense – 0.0%
Boeing Co., 6%	483	$34,148

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	149	$0

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 6.6%
Money Market Funds – 6.6%
MFS Institutional Money Market Portfolio, 4.35% (v)	12,521,535	$12,521,534

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
Euro Stoxx 50 Index – February 2026 @ EUR 4,800	Put	Goldman Sachs International	$2,549,859	42	$44,144
Euro Stoxx 50 Index – June 2026 @ EUR 4,900	Put	Goldman Sachs International	2,307,015	38	74,979
Ishares MSCI Emerging Market ETF – June 2026 @ $43	Put	Merrill Lynch International	4,856,000	1,000	102,000
Standard & Poor's 500 Index – December 2025 @ $4,250	Put	Merrill Lynch International	1,901,817	3	4,320
Standard & Poor's 500 Index – December 2025 @ $4,800	Put	Merrill Lynch International	3,169,695	5	12,465
Total Purchased Options					$237,908

Issuer	Shares/Par
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.25% (j)	87,579	$87,579

Other Assets, Less Liabilities – 0.7%		1,264,223
Net Assets – 100.0%		$188,962,957

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,521,534 and
$175,177,200, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,007,670, representing 6.9% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
QXO, Inc. (PIPE)	7/19/24	$20,455	$44,894
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Portfolio of Investments (unaudited) – continued
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Derivative Contracts at 7/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
NOK	67,200,893	USD	6,445,292	Morgan Stanley Capital Services LLC	8/21/2025	$55,314
USD	2,484,947	AUD	3,799,000	HSBC Bank	8/21/2025	42,787
USD	96,343	AUD	148,000	JPMorgan Chase Bank N.A.	8/21/2025	1,202
USD	862,991	CHF	683,000	Barclays Bank PLC	8/21/2025	20,275
USD	3,129,421	CHF	2,513,000	HSBC Bank	8/21/2025	28,771
USD	380,766	CHF	306,000	State Street Corp.	8/21/2025	3,210
USD	88,938	DKK	570,000	HSBC Bank	8/21/2025	1,677
USD	9,209,589	EUR	7,907,000	HSBC Bank	8/21/2025	175,699
USD	744,196	EUR	644,000	JPMorgan Chase Bank N.A.	8/21/2025	8,414
USD	208,636	GBP	154,000	Barclays Bank PLC	8/21/2025	5,223
USD	4,737,812	GBP	3,545,795	HSBC Bank	8/21/2025	54,297
USD	186,702	HKD	1,457,000	HSBC Bank	8/21/2025	781
USD	1,600,201	HKD	12,432,902	State Street Corp.	8/21/2025	13,693
USD	583,580	INR	50,231,252	Barclays Bank PLC	8/21/2025	10,651
USD	108,195	INR	9,285,000	Morgan Stanley Capital Services LLC	8/21/2025	2,292
USD	723,625	JPY	105,665,000	Citibank N.A.	8/21/2025	21,532
USD	4,423,947	JPY	642,881,000	HSBC Bank	8/21/2025	152,310
USD	313,365	JPY	46,437,000	Morgan Stanley Capital Services LLC	8/21/2025	4,814
USD	3,836,300	JPY	552,849,584	State Street Corp.	8/21/2025	162,879
USD	95,712	KRW	131,474,000	Barclays Bank PLC	8/21/2025	818
USD	2,452,447	NZD	4,036,000	HSBC Bank	8/21/2025	73,389
USD	147,351	NZD	244,000	Morgan Stanley Capital Services LLC	8/21/2025	3,523
USD	418,433	SGD	539,841	Barclays Bank PLC	8/21/2025	2,103
USD	88,841	SGD	114,000	HSBC Bank	8/21/2025	923
USD	785,613	TWD	23,113,323	Citibank N.A.	8/21/2025	10,116
USD	88,321	TWD	2,594,000	Goldman Sachs International	8/21/2025	1,288
USD	109,540	TWD	3,253,000	JPMorgan Chase Bank N.A.	8/21/2025	395

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	114,499	ZAR	2,078,796	State Street Corp.	8/21/2025	$519
						$858,895
Liability Derivatives
AUD	3,541,000	USD	2,294,972	HSBC Bank	8/21/2025	$(18,665)
CAD	4,787,000	USD	3,502,572	HSBC Bank	8/21/2025	(44,746)
GBP	1,808,000	USD	2,458,799	HSBC Bank	8/21/2025	(70,676)
NOK	5,902,000	USD	583,754	Goldman Sachs International	8/21/2025	(12,831)
NOK	7,263,000	USD	703,717	HSBC Bank	8/21/2025	(1,138)
NOK	2,763,000	USD	270,441	Merrill Lynch International	8/21/2025	(3,165)
NZD	7,661,000	USD	4,540,805	HSBC Bank	8/21/2025	(24,956)
SEK	34,542,000	USD	3,643,959	HSBC Bank	8/21/2025	(111,443)
SEK	6,216,000	USD	650,608	Morgan Stanley Capital Services LLC	8/21/2025	(14,915)
SEK	22,189,069	USD	2,290,820	State Street Corp.	8/21/2025	(21,604)
USD	3,375,303	AUD	5,271,423	State Street Corp.	8/21/2025	(13,393)
USD	157,411	BRL	909,113	Citibank N.A.	9/02/2025	(3,668)
USD	3,177,961	CAD	4,426,431	Citibank N.A.	8/21/2025	(19,414)
USD	6,510,258	CHF	5,386,619	State Street Corp.	8/21/2025	(135,989)
USD	659,694	DKK	4,372,287	State Street Corp.	8/21/2025	(9,663)
USD	6,422,168	EUR	5,708,355	Morgan Stanley Capital Services LLC	8/21/2025	(99,731)
USD	4,807,806	EUR	4,273,979	State Street Corp.	8/21/2025	(75,293)
USD	73,229	IDR	1,212,682,000	Citibank N.A.	8/21/2025	(435)
USD	81,099	ILS	288,000	HSBC Bank	8/21/2025	(3,680)
USD	124,077	ILS	439,381	Morgan Stanley Capital Services LLC	8/21/2025	(5,265)
USD	352,147	KRW	489,025,800	Citibank N.A.	8/21/2025	(815)
USD	113,754	MXN	2,241,897	Goldman Sachs International	8/21/2025	(4,859)
USD	3,776,277	NZD	6,413,842	State Street Corp.	8/21/2025	(4,422)
USD	97,097	THB	3,204,240	Barclays Bank PLC	8/21/2025	(709)
						$(701,475)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
BIST 30 Index	Long	TRY	1,540	$4,613,773	August – 2025	$339,757
CAC 40 Index	Short	EUR	30	2,656,922	August – 2025	16,966
DAX Index	Short	EUR	1	686,594	September – 2025	6,226
IBEX 35 Index	Long	EUR	22	3,617,083	August – 2025	88,636
Mexbol Index	Long	MXN	168	5,152,208	September – 2025	3,589
MSCI Singapore Index	Short	SGD	59	1,911,808	August – 2025	25,627
NSE IFSC NIFTY 50 Index	Short	USD	61	3,030,053	August – 2025	5,697
S&P/TSX 60 Index	Long	CAD	28	6,552,598	September – 2025	63,014
						$549,512
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	18	$1,316,252	September – 2025	$5,638
Canadian Treasury Bond 10 yr	Long	CAD	17	1,478,666	September – 2025	13,024
Long Gilt 10 yr	Long	GBP	47	5,720,422	September – 2025	81,900
U.S. Treasury Bond 30 yr	Long	USD	2	228,375	September – 2025	4,335

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Note 5 yr	Short	USD	3	$324,515	September – 2025	$785
						$105,682
						$655,194
Liability Derivatives
Equity Futures
FTSE 100 Index	Short	GBP	8	$961,074	September – 2025	$(16,457)
FTSE Taiwan Index	Short	USD	40	3,115,200	August – 2025	(53,217)
FTSE/JSE Top 40 Index	Short	ZAR	23	1,145,976	September – 2025	(26,031)
Hang Seng Index	Long	HKD	33	5,204,171	August – 2025	(118,693)
KOSPI 200 Index	Short	KRW	21	1,647,966	September – 2025	(161,196)
Mini Ibovespa	Long	BRL	604	2,879,737	August – 2025	(147,411)
OMX 30 Index	Short	SEK	95	2,498,715	August – 2025	(29,217)
Russell 2000 Index	Short	USD	166	18,427,660	September – 2025	(431,837)
S&P 500 E-Mini Index	Short	USD	132	42,070,050	September – 2025	(1,643,532)
S&P MidCap 400 Index	Short	USD	47	14,875,970	September – 2025	(347,162)
S&P/ASX 200 Index	Short	AUD	26	3,628,197	September – 2025	(32,573)
Topix Index	Short	JPY	36	6,991,899	September – 2025	(333,507)
						$(3,340,833)
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	8	$1,184,109	September – 2025	$(784)
Japan Government Bond 10 yr	Long	JPY	1	915,318	September – 2025	(7,112)
U.S. Treasury Note 10 yr	Short	USD	137	15,215,562	September – 2025	(65,400)
U.S. Treasury Note 2 yr	Long	USD	11	2,276,828	September – 2025	(2,094)
U.S. Treasury Ultra Note 10 yr	Short	USD	6	678,469	September – 2025	(1,304)
						$(76,694)
						$(3,417,527)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
9/18/30	USD	21,800,000	centrally cleared	3.612% / Annually	Daily SOFR / Annually	$36,866	$5,599	$42,465
9/15/55	USD	5,700,000	centrally cleared	Daily SOFR / Annually	4.031% / Annually	31,713	(19,913)	11,800
						$68,579	$(14,314)	$54,265
Liability Derivatives
Interest Rate Swaps
9/15/27	USD	51,800,000	centrally cleared	3.599% / Annually	Daily SOFR / Annually	$(42,993)	$2,052	$(40,941)
9/19/35	USD	11,900,000	centrally cleared	Daily SOFR / Annually	3.872% / Annually	(25,949)	(14,344)	(40,293)
						$(68,942)	$(12,292)	$(81,234)
At July 31, 2025, the fund had cash collateral of $4,972 and other liquid securities with an aggregate value of $20,215,912 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$93,199,734	$151,214	$0	$93,350,948
Japan	248,440	7,268,775	—	7,517,215
France	3,098,429	3,141,375	—	6,239,804
United Kingdom	624,487	4,119,473	—	4,743,960
Canada	4,017,449	—	—	4,017,449
Germany	2,480,205	879,348	—	3,359,553
Switzerland	210,938	2,496,211	—	2,707,149
Taiwan	1,094,050	952,340	—	2,046,390
Sweden	1,236,790	637,145	—	1,873,935
Other Countries	5,946,329	6,196,717	—	12,143,046
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	637,999	—	637,999
Non - U.S. Sovereign Debt	—	985,787	—	985,787
Municipal Bonds	—	246,839	—	246,839
U.S. Corporate Bonds	—	23,795,498	—	23,795,498
Residential Mortgage-Backed Securities	—	447,035	—	447,035
Commercial Mortgage-Backed Securities	—	213,086	—	213,086
Asset-Backed Securities (including CDOs)	—	325,253	—	325,253
Foreign Bonds	—	10,438,675	—	10,438,675
Investment Companies	12,609,113	—	—	12,609,113
Total	$124,765,964	$62,932,770	$0	$187,698,734
Other Financial Instruments
Futures Contracts – Assets	$177,982	$477,212	$—	$655,194
Futures Contracts – Liabilities	(2,699,853)	(717,674)	—	(3,417,527)
Forward Foreign Currency Exchange Contracts – Assets	—	858,895	—	858,895
Forward Foreign Currency Exchange Contracts – Liabilities	—	(701,475)	—	(701,475)
Swap Agreements – Assets	—	54,265	—	54,265
Swap Agreements – Liabilities	—	(81,234)	—	(81,234)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/24	$—
Received as part of a corporate action	0
Balance as of 7/31/25	$0
At July 31, 2025, the fund held one level 3 security.
(2) Securities Lending Collateral
At July 31, 2025, the value of securities loaned was $920,633. These loans were collateralized by cash of $87,579 and U.S. Treasury
Obligations (held by the custodian or a triparty custodian) of $895,967.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended July 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,317,744	$109,829,651	$104,624,269	$(1,138)	$(454)	$12,521,534

Supplemental Information (unaudited) – continued

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$300,100	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2025, are as follows:
United States	68.1%
Canada	7.2%
United Kingdom	5.7%
Hong Kong	3.3%
Spain	3.0%
Mexico	2.9%
Turkey	2.5%
France	2.1%
Brazil	2.0%
Other Countries	3.2%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.